Earnings Per Share - Computation of Earnings per share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income attributable to Magna International Inc.	$ 1,433	$ 1,018	$ 1,003
Average number of Common and Class B Shares outstanding during the year	232.4	239.3	230.0
Basic earnings per Common or Class B Share	$ 6.17	$ 4.26	$ 4.36
Stock options and restricted stock	2.8	3.5	3.0
Diluted	235.2	242.8	233.0
Diluted earnings per Common or Class B Share	$ 6.09	$ 4.20	$ 4.30